ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of Accounts Receivable, Net
	As of December 31,
	2013	2014

Billed receivable	$64,031	$44,528
Unbilled receivable	50,719	52,857
Accounts receivable, gross	114,750	97,385
Less: Allowance for doubtful accounts	(7,221)	(12,392)
Accounts receivable, net	$107,529	$84,993

Schedule of Allowance for Doubtful Accounts
	Balance at				Balance at
	beginning	Charge to		Exchange	end of the
	of the year	expenses	Write off	adjustment	year

2012	$3,288	1,242	34	45	$4,609
2013	$4,609	2,439	-	173	$7,221
2014	$7,221	5,623	(247)	(205)	$12,392